Cash, Cash Equivalents and Short-Term Bank Deposits - Summary of Expected Credit Losses of Cash and Cash Equivalents (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Movement in the Allowance for Expected Credit Losses of Cash and Cash Equivalents [Line Items]
Balance at the beginning of the year	₽ 28	₽ 46
Allowance for expected credit losses	88	68
Balance at the end of the year	93	28
Cash and Cash Equivalents [Member]
Movement in the Allowance for Expected Credit Losses of Cash and Cash Equivalents [Line Items]
Balance at the beginning of the year	0	0
Allowance for expected credit losses	(412)	0
Balance at the end of the year	₽ (412)	₽ 0